OFI Global Asset Management, Inc.

225 Liberty Street

New York, New York 10281-1008

November 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer SteelPath Panoramic Fund
File Nos. 333-204627 and 811-23061

To the Securities and Exchange Commission:

On behalf of Oppenheimer SteelPath Panoramic Fund (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission (the "Commission") under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is an amendment (the "Amendment") to the Fund’s Registration Statement on Form N-1A (the "Registration Statement") filed on November 12, 2015 in response to your request today that we refile the consent of the Fund’s auditors pursuant to Rule 439 of the Securities Act. This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

We would be happy to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281
212.323.0310
tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Amy E. Shapiro
Amy E. Shapiro
Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Edward Gizzi, Esq.
Gloria J. LaFond
Ropes & Gray LLP